VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Bermuda : 4.7%
Valaris Ltd. (USD) * † 1,377,408 $ 103,663,726
Underline
Netherlands : 5.2%
Core Laboratories, Inc.
(USD) † 633,501 10,820,197
Tenaris SA (ADR) 2,684,229 105,409,673
116,229,870
United Kingdom : 4.7%
TechnipFMC Plc (USD) 4,182,623 105,025,663
Underline
United States : 85.4%
Baker Hughes Co. 6,059,941 203,008,023
Cactus, Inc. † 1,495,973 74,933,288
ChampionX Corp. † 2,887,842 103,644,649
Dril-Quip, Inc. * 503,258 11,338,403
Expro Group Holdings NV * † 1,579,401 31,540,638
Halliburton Co. 6,114,681 241,040,725
Helix Energy Solutions
Group, Inc. * 2,649,438 28,719,908
Helmerich & Payne, Inc. † 1,581,552 66,520,077
Number
of Shares Value
United States (continued)
Liberty Energy, Inc. † 2,345,525 $ 48,599,278
Nabors Industries Ltd. * † 182,947 15,757,225
Noble Corp. Plc 2,086,477 101,173,270
NOV, Inc. 5,237,980 102,245,370
Oceaneering International,
Inc. * 2,058,404 48,166,654
Patterson-UTI Energy, Inc. 7,658,702 91,444,902
ProPetro Holding Corp. * 1,268,757 10,251,556
RPC, Inc. † 2,972,273 23,005,393
Schlumberger NV 8,022,104 439,691,520
Select Water Solutions, Inc. 2,447,138 22,587,084
Transocean Ltd. * † 16,965,245 106,541,739
US Silica Holdings, Inc. * 1,314,294 16,310,388
Weatherford International
Plc * 952,500 109,937,550
1,896,457,640
Total Common Stocks
(Cost: $2,279,972,053) 2,221,376,899
Total Investments: 100.0%
(Cost: $2,279,972,053) 2,221,376,899
Other assets less liabilities: 0.0% 687,830
NET ASSETS: 100.0% $ 2,222,064,729
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $230,359,479.
* Non-income producing